Document and Entity Information	Apr. 26, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001524741
Document Type	8-K
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	U.S. Silica Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35416
Entity Tax Identification Number	26-3718801
Entity Address, Address Line One	24275 Katy Freeway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Katy
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77494
City Area Code	(281)
Local Phone Number	258-2170
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SLCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false